Expense Example {- Fidelity Series International Index Fund} - 10.31 Fidelity Series International Index Fund PRO-04 - Fidelity Series International Index Fund - Fidelity Series International Index Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	26
10 years	$ 105